Liabilities for Quality Assurance - Summary of Net Change in Liabilities for Quality Assurances (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Liabilities for quality assurances [Abstract]
Liabilities for quality assurance at beginning of year	¥ 1,965,748
Additional provisions	1,008,635
Utilization	(782,028)
Reversals	(84,448)
Unwinding of discount and effect of change in discount rate	38,722
Other	(48,686)
Liabilities for quality assurance at end of year	¥ 2,097,943